SCHEDULE OF WEIGHTED AVERAGE BENEFIT OBLIGATION (Details)	Dec. 31, 2025
Postemployment Benefits [Abstract]
Discount rate	3.20%
Future salary increases	3.50%
Expected investment return on offsetable MPF accrued benefits	4.70%